The following table shows the adjustments to reconcile net loss to net cash generated from operations: (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Loss for the year	€ (73,425)	€ (64,393)	€ (1,744)
Adjustments for
● Share-based compensation expense	2,632	4,012
● Income tax expense/(income)	3,446	(909)	874
Changes in working capital (excluding the effects of acquisition and exchange rate differences on consolidation):
Cash generated from operations	76,901	137,738	5,529
Individual assets or cash-generating units [member]
IfrsStatementLineItems [Line Items]
Loss for the year	(73,425)	(64,393)	(1,744)
Adjustments for
● Depreciation and amortization	14,281	9,799	8,532
● Write-off / impairment fixed assets/intangibles		140	75
● Share-based compensation expense	14,509	6,328	2,552
● Income tax expense/(income)	3,446	(909)	874
● Dividends received from associated companies			433
● (Profit)/loss from disposal of property, plant, equipment and intangible assets	46	10	92
● Share of (profit)/loss from associates	5	133	(1,574)
● Fair value losses on derivative financial instruments			178
● Provision for employer contribution costs on share-based compensation plans	19,079	7,351
● Other non-cash (income)/expense	(11,604)	4,470	(892)
● Interest income	(249)	(119)	(199)
● Interest expense	16,964	10,738	2,633
Changes in non-current operating assets and liabilities (excluding the effects of acquisition and exchange rate differences on consolidation):
● Other non-current assets	194	(2,303)	79
● Long term contract liabilities	4,662	(674)	(2,321)
● Long term refund liabilities	54,501	90,653	6,016
● Other non-current liabilities and provisions	(3)	795	(178)
Changes in working capital (excluding the effects of acquisition and exchange rate differences on consolidation):
● Inventory	(92,373)	(4,196)	(2,415)
● Trade and other receivables	(21,349)	(24,023)	(17,278)
● Contract liabilities	34,453	88,801	(989)
● Refund liabilities	80,160	10,614	448
● Trade and other payables and provisions	35,236	6,544	13,552
Cash generated from operations	€ 78,532	€ 139,759	€ 7,875